CONSOLIDATED BALANCE SHEETS		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 262,262,245	¥ 1,843,388,870	¥ 851,470,436
Short-term investments		127,923,939	899,151,784	725,664,686
Notes receivable		517,627	3,638,300
Accounts receivable, net		3,152,193	22,156,134	23,471,365
Prepayments and other current assets		1,133,675	7,968,373	9,671,579
Inventories, net		16,752	117,743	765,683
Total current assets		395,006,431	2,776,421,204	1,611,043,749
NON-CURRENT ASSETS
Property and equipment, net		69,936	491,567	583,801
Investments in unconsolidated entities		85,363	600,000	600,000
Right-of-use assets, net		168,758	1,186,167	2,349,563
Prepayment and deposits, net				320,098
Total non-current assets		324,057	2,277,734	3,853,462
Total assets		395,330,488	2,778,698,938	1,614,897,211
CURRENT LIABILITIES
Accounts payable		2,969,603	20,872,743	13,405,894
Contract liabilities		780,114	5,483,268	2,950,665
Other payables and accrued liabilities		874,098	6,143,858	7,653,197
Operating lease liabilities - current		162,963	1,145,435	1,445,223
Loan payable		516,099	3,627,557	5,269,000
Taxes payable		32,589	229,059	147,597
Convertible bonds		6,440,000	45,265,472	(0)
Total current liabilities		11,775,466	82,767,392	30,871,576
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent				1,037,221
Total non-current liabilities				1,037,221
Total liabilities		11,775,466	82,767,392	31,908,797
SHAREHOLDERS’ EQUITY
Additional paid-in capital		402,491,075	2,859,114,967	1,783,988,461
Accumulative deficit		(37,356,062)	(265,992,349)	(209,744,309)
Statutory reserves		363,188	2,552,776	2,564,446
Accumulated other comprehensive loss		(1,009,168)	(33,928,456)	(832,436)
Total MICROCLOUD HOLOGRAM INC. shareholders’ equity		382,818,929	2,690,757,695	1,583,811,665
NON-CONTROLLING INTERESTS		736,093	5,173,851	(823,251)
Total shareholders’ equity		383,555,022	2,695,931,546	1,582,988,414
Total liabilities and shareholders’ equity		395,330,488	2,778,698,938	1,614,897,211
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	18,009,896	126,720,005	7,835,503
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	$ 320,000	¥ 2,290,752

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 17).